Note 11 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Compensation related	$ 207	$ 226
Professional services	543
Other taxes related	810	798
Other	125	65
Total	$ 1,685	$ 1,089